Issued capital - Schedule of detailed information about issued capital (Details) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Balance, beginning of the year (Shares)	64,051	64,006
Balance, beginning of the year (Cost)	$ 255,799	$ 274,554
Exercise of restricted share units (Shares)	61	45
Balance, end of the year (Shares)	64,112	64,051
Balance, end of the year (Cost)	$ 171,228	$ 255,799
Issued Capital [Member]
Disclosure of classes of share capital [line items]
Balance, beginning of the year (Shares)	64,051	64,006
Balance, beginning of the year (Cost)	$ 412,295	$ 411,646
Exercise of restricted share units (Shares)	61	45
Exercise of restricted share units	$ 693	$ 649
Balance, end of the year (Shares)	64,112	64,051
Balance, end of the year (Cost)	$ 412,988	$ 412,295